Related Party Transactions - Schedule of the Major Related Parties (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 10, 2008
Yingkai Xu [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the company	Shareholder, CEO and Chairman of the Company, husband of the Director, Jingzhu Ding, of Mingteng International.	Serving as a shareholder, CEO and Chairman of the Board of Directors of Mingteng International, as well as the husband of the board member, Jingzhu Ding.
Jingzhu Ding [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the company	Shareholder and Director of the Company, wife of the CEO and Chairman.	Serving as a shareholder and Director of Mingteng International, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the company	Ms. Jingzhu Ding owns a 100% share.	Ms. Jingzhu Ding owns 100% equity interest.